STOCKHOLDERS’ DEFICIT (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS

The following table reflects all outstanding and exercisable common stock options at September 30, 2021. All common stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	119,917,140	$0.0025	3.6
Issued	–	–	–
Exercised	(117,046,100)	–	–
Forfeited	(691,340)	–	–
Outstanding and vested, September 30, 2021	2,179,700	$0.0300	0.6	$–

The following table reflects all outstanding and exercisable preferred stock options at September 30, 2021. All preferred stock options immediately vest and are exercisable for a period of ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	–	$–	–
Issued	27,000	0.10	9.6
Exercised	(–)	–	–
Forfeited	(–)	–	–
Outstanding and vested, September 30, 2021	27,000	$0.10	9.6	$2,508,300

SCHEDULE OF WARRANT ACTIVITY

The following table reflects all outstanding and exercisable warrants at September 30, 2021. All warrants are exercisable for a period of nine months to four years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)

Outstanding, January 1, 2021	306,770,000	$0.0016	0.83
Warrants issued	123,678,264	$0.0134
Warrants exercised	(306,770,000)	$0.0016
Warrants forfeited	(– )	$–
Outstanding and exercisable, September 30, 2021	123,678,265	$0.0134	2.65